UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09297

        Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 158.1% (99.9% of Total Investments)
	Alabama – 0.3% (0.2% of Total Investments)
$ 1,500	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	6/10 at 102.00	A–	$ 1,333,260
	Alaska – 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AA	751,950
	12/01/34 – FGIC Insured (UB)
	Arizona – 1.2% (0.8% of Total Investments)
2,350	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,308,076
	2008A, 5.000%, 7/01/33
5,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	3,824,150
	5.000%, 12/01/37
7,350	Total Arizona			6,132,226
	California – 6.2% (3.9% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	233,734
	1999A, 0.000%, 10/01/37 – MBIA Insured
6,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	1,770,180
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – FSA Insured
6,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	7,069,748
	Project, Series 2009, 6.750%, 2/01/38
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/09 at 100.00	A	65,047
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A	4,728,400
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,700	5.000%, 6/01/33	6/17 at 100.00	BBB	3,607,701
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	540,740
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – FSA Insured	No Opt. Call	Aa3	1,195,180
9,925	5.000%, 6/01/45	6/15 at 100.00	AAA	8,895,678
1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series	1/10 at 100.00	A	1,497,945
	1997A, 5.375%, 7/01/12 – MBIA Insured
17,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	2,278,340
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
57,970	Total California			31,882,693
	Colorado – 4.6% (2.9% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	BBB–	857,048
	2007, 5.000%, 12/01/37 – RAAI Insured
	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car
	Projects, Series 1999A:
2,170	6.000%, 1/01/12 – MBIA Insured (Alternative Minimum Tax)	1/10 at 100.50	A	2,196,235
675	6.000%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)	1/10 at 100.50	A	682,958
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/09 at 100.00	BBB	1,473,215
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	2,742,426
	9/01/25 – MBIA Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	4,733,250
	9/01/31 – MBIA Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	A	7,807,800
	MBIA Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	A	1,277,500
	MBIA Insured
2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,	No Opt. Call	A	1,882,560
	0.000%, 1/01/12 – MBIA Insured
113,460	Total Colorado			23,652,992
	Connecticut – 0.4% (0.3% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	2,207,946
	2007A, 5.750%, 9/01/34
	Florida – 11.2% (7.1% of Total Investments)
1,455	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series	12/09 at 100.00	N/R	1,402,867
	1997F, 5.800%, 12/01/17 – AMBAC Insured (Alternative Minimum Tax)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	13,842,300
	4.500%, 6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	1,888,075
	Series 2007, 5.000%, 10/01/34
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/09 at 100.00	BB+	13,511,912
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
22,000	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	20,085,560
	South Florida, Series 2007, 5.000%, 8/15/37 (UB)
7,370	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	6,616,123
	South Florida, 5.000%, 8/15/42 (UB)
61,950	Total Florida			57,346,837
	Georgia – 1.6% (1.0% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa3	3,966,650
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 6.000%,	4/10 at 101.00	AA+ (4)	4,191,480
	4/01/25 (Pre-refunded 4/01/10)
9,000	Total Georgia			8,158,130
	Idaho – 0.1% (0.1% of Total Investments)
115	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	1/10 at 101.00	Aa2	116,218
	1/01/21 (Alternative Minimum Tax)
160	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/10 at 100.00	Aa2	163,118
	7/01/22 (Alternative Minimum Tax)
235	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	244,325
	7/01/20 (Alternative Minimum Tax)
510	Total Idaho			523,661
	Illinois – 32.3% (20.4% of Total Investments)
2,020	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	12/09 at 102.00	BBB+	2,069,308
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	652,504
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	7,968,258
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
705	5.500%, 12/20/19 (Alternative Minimum Tax)	10/10 at 101.00	AA–	716,287
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/10 at 101.00	AA–	1,215,893
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/10 at 101.00	AA–	1,927,984
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	AA–	24,973,584
	1999, 5.500%, 1/01/23 – FGIC Insured
2,620	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	2,839,294
	AMBAC Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	3,206,333
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	206,693
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	932,715
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
500	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Series 1999,	12/09 at 102.00	AA	504,590
	5.375%, 12/01/29 – MBIA Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Baa1	3,163,465
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – MBIA Insured
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008, 5.250%,	8/18 at 100.00	AAA	1,854,260
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	873,960
	5.500%, 2/01/40 – AMBAC Insured
5,570	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,538,362
9,820	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,223,307
	Series 1985A, 5.500%, 8/01/20
5,595	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	1/10 at 100.00	A	4,982,403
	1997A, 5.000%, 7/01/24 – MBIA Insured
5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	8/09 at 100.00	A	5,492,196
	1996B, 5.500%, 2/15/16
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	A+	1,352,625
	FGIC Insured
2,000	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A3	1,104,180
	Bonds, Series 2006, 0.000%, 12/01/21 – MBIA Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aa3	4,900,359
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – FSA Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	2,426,910
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
22,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	22,937,849
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – MBIA Insured	No Opt. Call	A	6,166,895
13,000	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	A	6,096,350
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA	11/15 at 54.13	AA–	665,123
	GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – FSA Insured	No Opt. Call	AAA	26,918,163
3,500	5.750%, 6/01/23 – FSA Insured	No Opt. Call	AAA	4,191,985
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,317,992
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa3	4,951,600
	Bonds, Series 2006, 0.000%, 1/01/23 – FSA Insured
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aa3	3,096,585
	0.000%, 11/01/18 – FSA Insured
188,320	Total Illinois			165,468,012
	Indiana – 6.1% (3.9% of Total Investments)
8,755	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Charity Obligated Group,	11/09 at 101.00	AAA	8,971,073
	Series 1999D, 5.500%, 11/15/24 (Pre-refunded 11/15/09) – MBIA Insured
8,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	A+ (4)	8,528,640
	Group, Series 2000A, 5.500%, 2/15/26 (Pre-refunded 8/15/10) – MBIA Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	1,744,880
	Indiana, Series 2007, 5.500%, 3/01/37
6,830	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	5,860,059
	Series 2007A-1, Drivers 1847, 7.608%, 7/01/32 (Alternative Minimum Tax) (IF)
6,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	6,346,390
	MBIA Insured
32,260	Total Indiana			31,451,042
	Iowa – 0.8% (0.5% of Total Investments)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,218,200
	5.625%, 6/01/46
	Kansas – 1.3% (0.8% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 –	10/09 at 100.00	AA–	3,826,224
	FGIC Insured
3,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	2,928,810
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
6,825	Total Kansas			6,755,034
	Kentucky – 1.6% (1.0% of Total Investments)
3,030	Hardin County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	2/10 at 101.00	Aa3 (4)	3,142,474
	Series 2000, 5.750%, 2/01/20 (Pre-refunded 2/01/10)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	10/09 at 101.00	BB–	1,500,628
5,000	5.875%, 10/01/22	10/09 at 101.00	BB–	3,743,250
9,880	Total Kentucky			8,386,352
	Louisiana – 7.7% (4.9% of Total Investments)
2,245	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2000B, 5.625%,	5/10 at 101.50	AA (4)	2,367,353
	5/01/25 (Pre-refunded 5/01/10) – FGIC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,872,710
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	5,263,865
	2004, 5.250%, 7/01/33 – MBIA Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	7,309,530
	Series 2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	4,912,207
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	12/10 at 38.73	A	4,465,073
	12/01/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
9,545	5.500%, 5/15/30	5/11 at 101.00	BBB	9,409,270
5,000	5.875%, 5/15/39	5/11 at 101.00	BBB	4,012,550
51,905	Total Louisiana			39,612,558
	Massachusetts – 2.7% (1.7% of Total Investments)
1,455	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	1,006,787
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	4,435,277
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	536,734
	Series 2008E-1, 5.125%, 7/01/33
3,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,886,150
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/09 at 100.00	A	607,441
	1996A, 5.875%, 9/01/23 – MBIA Insured (Alternative Minimum Tax)
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
1,975	5.000%, 1/01/12	1/10 at 100.00	Baa2	1,978,121
2,200	5.125%, 1/01/17 – MBIA Insured	1/10 at 100.00	A	2,200,704
1,000	0.000%, 1/01/24 – MBIA Insured	No Opt. Call	A	414,680
15,400	Total Massachusetts			14,065,894
	Michigan – 3.9% (2.5% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,159,580
	7/01/35 – MBIA Insured
15,255	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/09 at 100.00	BB–	9,538,952
	Obligated Group, Series 1998A, 5.250%, 8/15/28
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,302,375
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
4,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/09 at 100.50	A	3,969,840
	Series 1998A, 5.375%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
26,405	Total Michigan			19,970,747

	Minnesota – 1.5% (0.9% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	6,795,049
	Services, Series 2008A, 6.625%, 11/15/28
615	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%,	1/10 at 101.00	AA+	621,199
	7/01/31 (Alternative Minimum Tax)
6,990	Total Minnesota			7,416,248
	Missouri – 2.4% (1.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	2,363,200
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	1,448,200
1,885	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA–	1,914,877
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
300	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	327,171
2,185	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	2,382,895
3,670	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	4,002,392
20,040	Total Missouri			12,438,735
	Montana – 0.3% (0.2% of Total Investments)
750	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	768,548
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/09 at 100.00	A2	948,950
	Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)
1,750	Total Montana			1,717,498
	Nebraska – 0.2% (0.1% of Total Investments)
800	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	Aa2	828,760
	6.200%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
	Nevada – 1.6% (1.0% of Total Investments)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 – AMBAC Insured	No Opt. Call	Caa2	966,720
4,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	Caa2	802,200
3,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	Caa2	601,680
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AAA	4,149,900
	Series 2007B, Trust 2633, 18.197%, 7/01/31 – BHAC Insured (IF)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,607,655
	8.000%, 6/15/30
20,250	Total Nevada			8,128,155
	New Jersey – 7.4% (4.7% of Total Investments)
6,850	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine	No Opt. Call	Baa2	6,921,720
	and Dentistry of New Jersey Issue, Series 2009 B, 5.750%, 12/01/15
1,830	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	1,884,205
	6.000%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	4,542,546
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	AA–	4,534,280
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	6,232,600
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
7,825	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	8,550,769
3,165	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,628,008
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	1,645,398
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
49,165	Total New Jersey			37,939,526
	New Mexico – 0.7% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	3,587,141
	7/01/32 – FSA Insured
	New York – 8.5% (5.3% of Total Investments)
2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/10 at 100.00	A3	2,170,673
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	8/09 at 100.75	A1	7,527,675
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	4,625,880
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	5,361,738
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,004,350
	Bonds, Series 2008, 5.000%, 6/15/36 – FSA Insured (UB)
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	8,960,688
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB)
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/09 at 100.00	A	9,705,000
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – MBIA Insured (Alternative Minimum Tax)
44,225	Total New York			43,356,004
	North Carolina – 1.2% (0.7% of Total Investments)
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	4,428,093
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
1,500	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,577,175
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.250%, 1/15/24 –
	AGC Insured
5,330	Total North Carolina			6,005,268
	Ohio – 5.0% (3.2% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School	12/11 at 100.00	A1 (4)	2,529,931
	Improvement Bonds, Series 2001, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – FGIC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
160	5.125%, 6/01/24	6/17 at 100.00	BBB	131,800
1,800	5.875%, 6/01/30	6/17 at 100.00	BBB	1,268,136
1,740	5.750%, 6/01/34	6/17 at 100.00	BBB	1,124,927
3,930	5.875%, 6/01/47	6/17 at 100.00	BBB	2,256,331
3,635	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/10 at 100.00	Aa2	3,635,436
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,603,317
	5.000%, 5/01/30
11,900	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	10,252,207
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
1,025	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	12/09 at 100.00	Aa2	1,028,577
30,140	Total Ohio			25,830,662
	Oregon – 0.5% (0.3% of Total Investments)
2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Revenue Bonds, Series	6/10 at 101.00	Aa3	2,392,162
	2000A, 5.500%, 6/15/20 – AMBAC Insured
	Pennsylvania – 6.4% (4.1% of Total Investments)
3,480	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	3,932,226
	Allegheny Health System, Series 2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)
520	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	521,945
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,250	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AAA	1,206,213
	FSA Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	1,312,650
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)

5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,405,400
	6/01/33 – FSA Insured
18,900	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1998A, 5.500%, 6/15/18 – FGIC	12/09 at 101.00	A+	18,912,473
	Insured (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa3 (4)	3,648,957
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured
33,855	Total Pennsylvania			32,939,864
	Puerto Rico – 5.3% (3.3% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,425,300
	6.000%,7/01/44
	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003:
8,200	4.500%, 12/01/23 (UB)	12/13 at 100.00	AAA	9,191,954
4,300	4.500%, 12/01/23 (UB)	12/13 at 100.00	AA+	4,202,906
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	1,014,755
	0.000%, 7/01/42 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,089,800
	2009A, 6.000%, 8/01/42
37,845	Total Puerto Rico			26,924,715
	Rhode Island – 3.6% (2.3% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	11/09 at 102.00	BBB	2,043,291
	RAAI Insured
3,500	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/10 at 101.00	Baa2 (4)	3,652,775
	Building Projects, Series 1999A, 5.750%, 4/01/29 (Pre-refunded 4/01/10) – AMBAC Insured
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2007, Trust 1177:
1,500	9.529%, 10/01/27 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,461,780
1,000	9.629%, 10/01/32 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	937,650
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	10,385,500
	Series 2002A, 6.125%, 6/01/32
20,515	Total Rhode Island			18,480,996
	South Carolina – 0.3% (0.2% of Total Investments)
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 –	5/11 at 101.00	AA–	1,436,580
	AMBAC Insured
	Tennessee – 2.2% (1.4% of Total Investments)
6,400	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	A2	6,429,248
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B,	3/11 at 100.00	AAA	2,452,330
	5.125%, 3/01/26 – FSA Insured
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,585,122
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	568,800
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46
12,635	Total Tennessee			11,035,500
	Texas – 7.5% (4.7% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa3	1,208,909
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	2,068,893
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 1999:
1,535	0.000%, 8/15/20	8/09 at 52.47	AAA	806,213
2,100	0.000%, 8/15/21	8/09 at 49.48	AAA	1,037,694
2,200	0.000%, 8/15/23	8/09 at 52.47	AAA	966,636
2,100	0.000%, 8/15/24	8/09 at 41.50	AAA	870,072
2,200	0.000%, 8/15/25	8/09 at 39.14	AAA	859,540
2,095	0.000%, 8/15/26	8/09 at 36.91	AAA	771,861
820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	900,614
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,205	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	A	1,126,336
	2001A, 0.000%, 11/15/20 – MBIA Insured
3,130	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A–	794,018
	Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured
2,500	Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%, 8/01/25	8/10 at 100.00	AAA	2,639,000
	(Pre-refunded 8/01/10) – FSA Insured
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	7,101,818
	Bonds, Series 2004, 0.000%, 8/15/34
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AA–	2,324,756
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	6,479,796
	Bonds, Series 2006, 0.000%, 8/15/38
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AA	952,510
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds,	2/17 at 100.00	Aa3	2,609,772
	Series 2007, Residuals 1760-3, 16.705%, 2/15/36 (IF)
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,567,230
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	1,813,050
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	1,607,370
116,160	Total Texas			38,506,088
	Utah – 0.2% (0.1% of Total Investments)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
195	5.700%, 7/01/19 (Alternative Minimum Tax)	1/10 at 101.50	Aaa	200,977
60	5.750%, 7/01/21 (Alternative Minimum Tax)	1/10 at 101.50	AA	60,687
20	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D, 5.850%, 7/01/21	1/10 at 101.00	AA	20,310
	(Alternative Minimum Tax)
10	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21	1/10 at 101.50	Aa3	10,290
	(Alternative Minimum Tax)
485	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/10 at 100.00	AA–	489,011
	1/01/15 (Alternative Minimum Tax)
770	Total Utah			781,275
	Virginia – 0.5% (0.3% of Total Investments)
3,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,287,440
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
	Washington – 11.5% (7.3% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aaa	4,337,560
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	A	1,784,028
2,590	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	A	2,626,467
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	A	889,473
1,260	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	A	1,277,741
4,820	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	5,034,104
	2001, 5.500%, 3/01/19 – FSA Insured
6,195	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	6,169,229
	Series 2002, 6.500%, 6/01/26
11,605	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	1/10 at 100.00	AA	11,636,334
	1999, 5.250%, 7/01/16 – MBIA Insured
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AAA	2,448,381
	FSA Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	11,424,139
18,470	0.000%, 1/01/21	No Opt. Call	AA+	11,212,398
72,570	Total Washington			58,839,854
	Wisconsin – 9.2% (5.8% of Total Investments)
1,390	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	1,555,632
	Bonds, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aa3 (4)	1,964,405
	11/01/14) – FSA Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aa3	566,395
3,810	La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds, Dairyland Power	12/09 at 101.00	A2	3,918,166
	Cooperative, Series 1997C, 5.550%, 2/01/15 – AMBAC Insured
7,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	7,226,306
	2006A, 5.000%, 11/15/36
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare
	Development Inc., Series 1999:
8,375	6.250%, 11/15/20 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	8,599,785
5,000	6.250%, 11/15/28 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	5,134,200
4,380	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and	11/09 at 101.00	A	4,249,958
	Medical Center Inc., Series 1999, 5.625%, 5/15/29
12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/09 at 101.00	A2	12,266,803
	Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,629,716
	Services Inc., Series 2003A, 5.125%, 8/15/33
47,515	Total Wisconsin			47,111,366
$ 1,125,960	Total Municipal Bonds (cost $847,788,952)			809,901,371

Shares	Description (1)			Value
	Investment Companies – 0.1% (0.1% of Total Investments)
9,219	BlackRock MuniHoldings Fund Inc.			125,102
32,332	Morgan Stanley Quality Municipal Income Trust			360,826
	Total Investment Companies (cost $534,262)			485,928
	Total Investments (cost $848,323,214) – 158.2%			810,387,299
	Floating Rate Obligations – (10.1)%			(51,605,000)
	Other Assets Less Liabilities – 3.0%			15,321,026
	Auction Rate Preferred Shares, at Liquidation Value – (51.1)% (5)			(261,800,000)
	Net Assets Applicable to Common Shares – 100%			$ 512,303,325

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$809,901,371	$ —	$809,901,371
Investment Bonds	485,928	—	—	485,928
Total	$485,928	$809,901,371	$ —	$810,387,299

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $795,629,355.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 32,832,344
Depreciation	(69,680,735)

Net unrealized appreciation (depreciation) of investments	$(36,848,391)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009